Acquisitions - Book Values of Identifiable Assets and Liabilities Acquired and Their Fair Value (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Book value at acquisition
Disclosure of detailed information about business combination [line items]
Intangible assets	£ 2.9	£ 1.2
Right-of-use assets	2.4
Property, plant and equipment	0.8	1.3
Cash and cash equivalents	22.5	38.8
Trade receivables due within one year	12.6	27.0
Other current assets	4.9	13.1
Total assets	46.1	81.4
Short-term loans	(48.9)
Other current liabilities	(37.1)	(49.4)
Trade and other payables due after one year	(0.6)	(10.3)
Deferred tax liabilities	1.5
Deferred tax liabilities		(0.1)
Long-term lease liabilities	(1.9)	(0.1)
Provisions	(0.4)	(0.1)
Total liabilities	(87.4)	(60.0)
Net assets	(41.3)	21.4
Fair value adjustments
Disclosure of detailed information about business combination [line items]
Intangible assets	138.5	46.5
Right-of-use assets	0.0
Property, plant and equipment	0.0	0.0
Cash and cash equivalents	0.0	0.0
Trade receivables due within one year	0.0	0.0
Other current assets	0.0	1.1
Total assets	138.5	47.6
Short-term loans	0.0
Other current liabilities	0.0	(5.3)
Trade and other payables due after one year	(3.0)	(27.3)
Deferred tax liabilities	(35.0)	(12.4)
Long-term lease liabilities	0.0	0.0
Provisions	(0.2)	(1.2)
Total liabilities	(38.2)	(46.2)
Net assets	100.3	1.4
Fair value to Group
Disclosure of detailed information about business combination [line items]
Intangible assets	141.4	47.7
Right-of-use assets	2.4
Property, plant and equipment	0.8	1.3
Cash and cash equivalents	22.5	38.8
Trade receivables due within one year	12.6	27.0
Other current assets	4.9	14.2
Total assets	184.6	129.0
Short-term loans	(48.9)
Other current liabilities	(37.1)	(54.7)
Trade and other payables due after one year	(3.6)	(37.6)
Deferred tax liabilities	(33.5)	(12.5)
Long-term lease liabilities	(1.9)	(0.1)
Provisions	(0.6)	(1.3)
Total liabilities	(125.6)	(106.2)
Net assets	59.0	22.8
Non-controlling interests	(1.7)	(2.1)
Fair value of equity stake in associate undertakings before acquisition of controlling interest		(9.0)
Goodwill	297.8	249.3
Consideration	355.1	261.0
Consideration satisfied by:
Cash	227.4	218.3
Payments due to vendors	£ 127.7	£ 42.7